Cover	Jul. 11, 2025
Document Information Line Items
Entity Registrant Name	Piermont Valley Acquisition Corp
Entity Central Index Key	0001865248
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Emerging Growth Company	true
Document Period End Date	Jul. 11, 2025
Entity Ex Transition Period	false
Entity File Number	001-41108
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1598114
Entity Address Address Line 1	7533 S Center View Ct
Entity Address City Or Town	West Jordan
Entity Address State Or Province	UT
Entity Address Postal Zip Code	84084
City Area Code	929
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	792-5788
Units Each Consisting Of One Class A Ordinary Share Par Value Dollar 0.0001 Per Share And One half Of One Redeemable Warrantt [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	CMCAU
Class A Ordinary Shares Par Value Per Share [Member]
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CMCAF
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share [Member]
Document Information Line Items
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	CMCAW